NATURE OF OPERATIONS	12 Months Ended
Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
NATURE OF OPERATIONS
NOTE 1 — NATURE OF OPERATIONS

Sol-Gel Technologies Ltd. (hereafter — the Company) is an Israeli Company incorporated in 1997.

The Company is a clinical stage specialty pharmaceutical company focused on developing and commercializing topical dermatological drug products. The Company’s lead product candidates are based upon its proprietary microencapsulation delivery system, consisting of microcapsules made of precipitated silica. In addition to these novel product candidates, the Company’s product pipeline includes generic product candidates.

In 2007, the Company granted rights to a third party for use and commercialization of a product for skin protection. Under this agreement, the Company is entitled to royalties during the years 2016 to 2024. Based on current sales, royalties are not material.

On August 4, 2014, 100% of the Company’s shares were acquired by its current controlling shareholder (the “Controlling Shareholder”).

In January 2018, the Company completed an IPO on the NASDAQ Stock Market, in which it issued 6,250,000 Ordinary shares at a price per share of $12. During February 2018 the underwriters exercised their green shoe option and purchased additional 937,500 ordinary shares at the same price per share.  The net proceeds received from the IPO were approximately $78,800, after deducting underwriting discounts, commissions and other offering expenses.  See also note 8.

Immediately prior to the closing of the IPO, the outstanding promissory note were automatically converted into 5,444,825 Ordinary shares of the Company based on the IPO price of $12 per ordinary share. See also note 7.

The Company has been engaged in development activities since its incorporation.

Since incorporation through December 31, 2018, the Company has an accumulated deficit of approximately $127,464 and its activities have been funded mainly by its shareholders.  The Company's cash and cash equivalents, bank deposits and marketable securities as of December 31, 2018 will allow the Company to fund its operating plan through at least the next 12 months following the date of this report. However, the Company expects to continue to incur significant research and development and other costs related to its ongoing operations and in order to continue its future operations, the Company will need to obtain additional funding until becoming profitable.

In September 2018, the Company established a wholly owned subsidiary in the United States. As of December 31, 2018 the subsidiary is still inactive.